Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Cohen & Steers Realty Shares, Inc.
Entity Central Index Key	0000874505
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Realty Shares, Inc.
Class Name	Class A
Trading Symbol	CSJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Realty Shares, Inc. (Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 6.22% total return in the 12 months ended December 31, 2024, compared with the Linked Index,[1] which returned 4.92%, and the S&P 500 Index, which returned 25.02%.

Stock selection and an overweight in specialty REITs helped the Fund's relative performance compared with the Linked Index,[1] due to an overweight in Iron Mountain, a diversified storage company. The stock had a large gain amid the company's continued expansion into data center operations, where fundamentals remained strong. Stock selection and an overweight in the data centers sector also aided performance, led by an overweight in Digital Realty Trust. The Fund's stock selection and overweight in health care real estate owners further benefited performance; contributors included an overweight in Welltower, which rallied on high and rising occupancies in the company's senior living facilities.

The Fund's overweight in telecommunications companies detracted from relative performance. The sector, which tends to be sensitive to moves in interest rates, struggled amid a rise in bond yields in the period. An underweight in shopping centers also hindered performance, as the sector had a sizable gain in part due to optimism about consumer spending. The Fund's underweight in apartment REITs hampered performance as well; the sector benefited from signs of improving earnings and outlooks in various markets, including coastal markets.

Top contributors	Top detractors
Specialty	Telecommunications
Data Centers	Shopping Center
Health Care	Apartment

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	Since inception (7/1/19)
With sales charge[2]	1.44%	3.28%	4.71%
Without sales charge	6.22%	4.23%	5.59%
Linked Index[1]	4.92%	3.29%	4.46%
S&P 500 Index	25.02%	14.52%	15.10%

Performance Inception Date	Jul. 01, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,080,084,350
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 42,975,245
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$7,080,084,350
Number of portfolio holdings (excluding derivatives)	35
Portfolio turnover rate	30%
Net advisory fees paid	$42,975,245

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
American Tower Corp.	9.2%
Digital Realty Trust, Inc.	7.6%
Prologis, Inc.	6.3%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.1%
Crown Castle, Inc.	4.8%
Sun Communities, Inc.	4.3%
Weyerhaeuser Co.	3.6%
Invitation Homes, Inc.	3.4%

Sector diversification[3,5]	(%)
Telecommunications	15.3%
Health Care	13.9%
Data Centers	12.7%
Industrials	7.9%
Apartment	6.3%
Regional Mall	6.0%
Self Storage	5.6%
Manufactured Home	5.2%
Single Family Homes	4.8%
Other (includes short-term investments)	22.3%

Country diversification[3,5]	(%)
United States	98.2%
Other (includes short-term investments)	1.8%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
American Tower Corp.	9.2%
Digital Realty Trust, Inc.	7.6%
Prologis, Inc.	6.3%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.1%
Crown Castle, Inc.	4.8%
Sun Communities, Inc.	4.3%
Weyerhaeuser Co.	3.6%
Invitation Homes, Inc.	3.4%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Realty Shares, Inc.
Class Name	Class C
Trading Symbol	CSJCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Realty Shares, Inc. (Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.80%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 5.54% total return in the 12 months ended December 31, 2024, compared with the Linked Index,[1] which returned 4.92%, and the S&P 500 Index, which returned 25.02%.

Stock selection and an overweight in specialty REITs helped the Fund's relative performance compared with the Linked Index,[1] due to an overweight in Iron Mountain, a diversified storage company. The stock had a large gain amid the company's continued expansion into data center operations, where fundamentals remained strong. Stock selection and an overweight in the data centers sector also aided performance, led by an overweight in Digital Realty Trust. The Fund's stock selection and overweight in health care real estate owners further benefited performance; contributors included an overweight in Welltower, which rallied on high and rising occupancies in the company's senior living facilities.

The Fund's overweight in telecommunications companies detracted from relative performance. The sector, which tends to be sensitive to moves in interest rates, struggled amid a rise in bond yields in the period. An underweight in shopping centers also hindered performance, as the sector had a sizable gain in part due to optimism about consumer spending. The Fund's underweight in apartment REITs hampered performance as well; the sector benefited from signs of improving earnings and outlooks in various markets, including coastal markets.

Top contributors	Top detractors
Specialty	Telecommunications
Data Centers	Shopping Center
Health Care	Apartment

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of December 31, 2024)
	1 Year	5 Years	Since inception (7/1/19)
With sales charge	4.54%[2]	3.56%	4.91%
Without sales charge	5.54%	3.56%	4.91%
Linked Index[1]	4.92%	3.29%	4.46%
S&P 500 Index	25.02%	14.52%	15.10%

Performance Inception Date	Jul. 01, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,080,084,350
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 42,975,245
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$7,080,084,350
Number of portfolio holdings (excluding derivatives)	35
Portfolio turnover rate	30%
Net advisory fees paid	$42,975,245

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
American Tower Corp.	9.2%
Digital Realty Trust, Inc.	7.6%
Prologis, Inc.	6.3%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.1%
Crown Castle, Inc.	4.8%
Sun Communities, Inc.	4.3%
Weyerhaeuser Co.	3.6%
Invitation Homes, Inc.	3.4%

Sector diversification[3,5]	(%)
Telecommunications	15.3%
Health Care	13.9%
Data Centers	12.7%
Industrials	7.9%
Apartment	6.3%
Regional Mall	6.0%
Self Storage	5.6%
Manufactured Home	5.2%
Single Family Homes	4.8%
Other (includes short-term investments)	22.3%

Country diversification[3,5]	(%)
United States	98.2%
Other (includes short-term investments)	1.8%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
American Tower Corp.	9.2%
Digital Realty Trust, Inc.	7.6%
Prologis, Inc.	6.3%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.1%
Crown Castle, Inc.	4.8%
Sun Communities, Inc.	4.3%
Weyerhaeuser Co.	3.6%
Invitation Homes, Inc.	3.4%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Realty Shares, Inc.
Class Name	Class I
Trading Symbol	CSJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Realty Shares, Inc. (Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 6.52% total return in the 12 months ended December 31, 2024, compared with the Linked Index,[1] which returned 4.92%, and the S&P 500 Index, which returned 25.02%.

Stock selection and an overweight in specialty REITs helped the Fund's relative performance compared with the Linked Index,[1] due to an overweight in Iron Mountain, a diversified storage company. The stock had a large gain amid the company's continued expansion into data center operations, where fundamentals remained strong. Stock selection and an overweight in the data centers sector also aided performance, led by an overweight in Digital Realty Trust. The Fund's stock selection and overweight in health care real estate owners further benefited performance; contributors included an overweight in Welltower, which rallied on high and rising occupancies in the company's senior living facilities.

The Fund's overweight in telecommunications companies detracted from relative performance. The sector, which tends to be sensitive to moves in interest rates, struggled amid a rise in bond yields in the period. An underweight in shopping centers also hindered performance, as the sector had a sizable gain in part due to optimism about consumer spending. The Fund's underweight in apartment REITs hampered performance as well; the sector benefited from signs of improving earnings and outlooks in various markets, including coastal markets.

Top contributors	Top detractors
Specialty	Telecommunications
Data Centers	Shopping Center
Health Care	Apartment

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2024)
	1 Year	5 Years	Since inception (7/1/19)
Class I2	6.52%	4.51%	5.87%
Linked Index[1]	4.92%	3.29%	4.46%
S&P 500 Index	25.02%	14.52%	15.10%

Performance Inception Date	Jul. 01, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,080,084,350
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 42,975,245
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$7,080,084,350
Number of portfolio holdings (excluding derivatives)	35
Portfolio turnover rate	30%
Net advisory fees paid	$42,975,245

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
American Tower Corp.	9.2%
Digital Realty Trust, Inc.	7.6%
Prologis, Inc.	6.3%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.1%
Crown Castle, Inc.	4.8%
Sun Communities, Inc.	4.3%
Weyerhaeuser Co.	3.6%
Invitation Homes, Inc.	3.4%

Sector diversification[3,5]	(%)
Telecommunications	15.3%
Health Care	13.9%
Data Centers	12.7%
Industrials	7.9%
Apartment	6.3%
Regional Mall	6.0%
Self Storage	5.6%
Manufactured Home	5.2%
Single Family Homes	4.8%
Other (includes short-term investments)	22.3%

Country diversification[3,5]	(%)
United States	98.2%
Other (includes short-term investments)	1.8%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
American Tower Corp.	9.2%
Digital Realty Trust, Inc.	7.6%
Prologis, Inc.	6.3%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.1%
Crown Castle, Inc.	4.8%
Sun Communities, Inc.	4.3%
Weyerhaeuser Co.	3.6%
Invitation Homes, Inc.	3.4%

Class L
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Realty Shares, Inc.
Class Name	Class L
Trading Symbol	CSRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Realty Shares, Inc. (Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 6.50% total return in the 12 months ended December 31, 2024, compared with the Linked Index,[1] which returned 4.92%, and the S&P 500 Index, which returned 25.02%.

Stock selection and an overweight in specialty REITs helped the Fund's relative performance compared with the Linked Index,[1] due to an overweight in Iron Mountain, a diversified storage company. The stock had a large gain amid the company's continued expansion into data center operations, where fundamentals remained strong. Stock selection and an overweight in the data centers sector also aided performance, led by an overweight in Digital Realty Trust. The Fund's stock selection and overweight in health care real estate owners further benefited performance; contributors included an overweight in Welltower, which rallied on high and rising occupancies in the company's senior living facilities.

The Fund's overweight in telecommunications companies detracted from relative performance. The sector, which tends to be sensitive to moves in interest rates, struggled amid a rise in bond yields in the period. An underweight in shopping centers also hindered performance, as the sector had a sizable gain in part due to optimism about consumer spending. The Fund's underweight in apartment REITs hampered performance as well; the sector benefited from signs of improving earnings and outlooks in various markets, including coastal markets.

Top contributors	Top detractors
Specialty	Telecommunications
Data Centers	Shopping Center
Health Care	Apartment

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2024)
	1 Year	5 Years	10 Years
Class L2	6.50%	4.51%	6.55%
Linked Index[1]	4.92%	3.29%	5.37%
S&P 500 Index	25.02%	14.52%	13.10%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,080,084,350
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 42,975,245
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$7,080,084,350
Number of portfolio holdings (excluding derivatives)	35
Portfolio turnover rate	30%
Net advisory fees paid	$42,975,245

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
American Tower Corp.	9.2%
Digital Realty Trust, Inc.	7.6%
Prologis, Inc.	6.3%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.1%
Crown Castle, Inc.	4.8%
Sun Communities, Inc.	4.3%
Weyerhaeuser Co.	3.6%
Invitation Homes, Inc.	3.4%

Sector diversification[3,5]	(%)
Telecommunications	15.3%
Health Care	13.9%
Data Centers	12.7%
Industrials	7.9%
Apartment	6.3%
Regional Mall	6.0%
Self Storage	5.6%
Manufactured Home	5.2%
Single Family Homes	4.8%
Other (includes short-term investments)	22.3%

Country diversification[3,5]	(%)
United States	98.2%
Other (includes short-term investments)	1.8%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
American Tower Corp.	9.2%
Digital Realty Trust, Inc.	7.6%
Prologis, Inc.	6.3%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.1%
Crown Castle, Inc.	4.8%
Sun Communities, Inc.	4.3%
Weyerhaeuser Co.	3.6%
Invitation Homes, Inc.	3.4%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Realty Shares, Inc.
Class Name	Class R
Trading Symbol	CSJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Realty Shares, Inc. (Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$134	1.30%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 6.07% total return in the 12 months ended December 31, 2024, compared with the Linked Index,[1] which returned 4.92%, and the S&P 500 Index, which returned 25.02%.

Stock selection and an overweight in specialty REITs helped the Fund's relative performance compared with the Linked Index,[1] due to an overweight in Iron Mountain, a diversified storage company. The stock had a large gain amid the company's continued expansion into data center operations, where fundamentals remained strong. Stock selection and an overweight in the data centers sector also aided performance, led by an overweight in Digital Realty Trust. The Fund's stock selection and overweight in health care real estate owners further benefited performance; contributors included an overweight in Welltower, which rallied on high and rising occupancies in the company's senior living facilities.

The Fund's overweight in telecommunications companies detracted from relative performance. The sector, which tends to be sensitive to moves in interest rates, struggled amid a rise in bond yields in the period. An underweight in shopping centers also hindered performance, as the sector had a sizable gain in part due to optimism about consumer spending. The Fund's underweight in apartment REITs hampered performance as well; the sector benefited from signs of improving earnings and outlooks in various markets, including coastal markets.

Top contributors	Top detractors
Specialty	Telecommunications
Data Centers	Shopping Center
Health Care	Apartment

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2024)
	1 Year	5 Years	Since inception (7/1/19)
Class R2	6.07%	4.08%	5.43%
Linked Index[1]	4.92%	3.29%	4.46%
S&P 500 Index	25.02%	14.52%	15.10%

Performance Inception Date	Jul. 01, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,080,084,350
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 42,975,245
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$7,080,084,350
Number of portfolio holdings (excluding derivatives)	35
Portfolio turnover rate	30%
Net advisory fees paid	$42,975,245

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
American Tower Corp.	9.2%
Digital Realty Trust, Inc.	7.6%
Prologis, Inc.	6.3%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.1%
Crown Castle, Inc.	4.8%
Sun Communities, Inc.	4.3%
Weyerhaeuser Co.	3.6%
Invitation Homes, Inc.	3.4%

Sector diversification[3,5]	(%)
Telecommunications	15.3%
Health Care	13.9%
Data Centers	12.7%
Industrials	7.9%
Apartment	6.3%
Regional Mall	6.0%
Self Storage	5.6%
Manufactured Home	5.2%
Single Family Homes	4.8%
Other (includes short-term investments)	22.3%

Country diversification[3,5]	(%)
United States	98.2%
Other (includes short-term investments)	1.8%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
American Tower Corp.	9.2%
Digital Realty Trust, Inc.	7.6%
Prologis, Inc.	6.3%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.1%
Crown Castle, Inc.	4.8%
Sun Communities, Inc.	4.3%
Weyerhaeuser Co.	3.6%
Invitation Homes, Inc.	3.4%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Realty Shares, Inc.
Class Name	Class Z
Trading Symbol	CSJZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cohen & Steers Realty Shares, Inc. (Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last year and what affected its performance?

The share class had a 6.60% total return in the 12 months ended December 31, 2024, compared with the Linked Index,[1] which returned 4.92%, and the S&P 500 Index, which returned 25.02%.

Stock selection and an overweight in specialty REITs helped the Fund's relative performance compared with the Linked Index,[1] due to an overweight in Iron Mountain, a diversified storage company. The stock had a large gain amid the company's continued expansion into data center operations, where fundamentals remained strong. Stock selection and an overweight in the data centers sector also aided performance, led by an overweight in Digital Realty Trust. The Fund's stock selection and overweight in health care real estate owners further benefited performance; contributors included an overweight in Welltower, which rallied on high and rising occupancies in the company's senior living facilities.

The Fund's overweight in telecommunications companies detracted from relative performance. The sector, which tends to be sensitive to moves in interest rates, struggled amid a rise in bond yields in the period. An underweight in shopping centers also hindered performance, as the sector had a sizable gain in part due to optimism about consumer spending. The Fund's underweight in apartment REITs hampered performance as well; the sector benefited from signs of improving earnings and outlooks in various markets, including coastal markets.

Top contributors	Top detractors
Specialty	Telecommunications
Data Centers	Shopping Center
Health Care	Apartment

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of December 31, 2024)
	1 Year	5 Years	Since inception (7/1/19)
Class Z2	6.60%	4.60%	5.96%
Linked Index[1]	4.92%	3.29%	4.46%
S&P 500 Index	25.02%	14.52%	15.10%

Performance Inception Date	Jul. 01, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,080,084,350
Holdings Count | shares	35
Advisory Fees Paid, Amount	$ 42,975,245
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of December 31, 2024)
Net assets	$7,080,084,350
Number of portfolio holdings (excluding derivatives)	35
Portfolio turnover rate	30%
Net advisory fees paid	$42,975,245

Holdings [Text Block]
Portfolio holdings (as of December 31, 2024)

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
American Tower Corp.	9.2%
Digital Realty Trust, Inc.	7.6%
Prologis, Inc.	6.3%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.1%
Crown Castle, Inc.	4.8%
Sun Communities, Inc.	4.3%
Weyerhaeuser Co.	3.6%
Invitation Homes, Inc.	3.4%

Sector diversification[3,5]	(%)
Telecommunications	15.3%
Health Care	13.9%
Data Centers	12.7%
Industrials	7.9%
Apartment	6.3%
Regional Mall	6.0%
Self Storage	5.6%
Manufactured Home	5.2%
Single Family Homes	4.8%
Other (includes short-term investments)	22.3%

Country diversification[3,5]	(%)
United States	98.2%
Other (includes short-term investments)	1.8%

Largest Holdings [Text Block]

Top ten holdings[3,4]	(%)
Welltower, Inc.	9.3%
American Tower Corp.	9.2%
Digital Realty Trust, Inc.	7.6%
Prologis, Inc.	6.3%
Simon Property Group, Inc.	6.0%
Equinix, Inc.	5.1%
Crown Castle, Inc.	4.8%
Sun Communities, Inc.	4.3%
Weyerhaeuser Co.	3.6%
Invitation Homes, Inc.	3.4%